CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income for the year	$ 45,121	$ 61,566
Mine restoration provisions settled (Note 11)	(1,040)	(320)
Non-cash charges, net (Note 17)	396,263	109,818
Changes in non-cash working capital (Note 17)	8,630	(39,681)
Proceeds from prepaid sales (Note 13)	0	30,000
Changes in long-term value added tax receivables	1,893	(6,383)
Cash provided by operating activities	450,867	155,000
Financing activities
Repayment of convertible notes (Note 10)	(258,750)	0
Revolving credit facility, drawdowns net of transaction costs (Note 10)	250,000	145,341
Repayment of revolving credit facility (Note 10)	(200,000)	0
Equipment loan facilities, drawdowns net of transaction costs (Note 10)	32,117	68,224
Repayment of equipment loan facilities (Note 10)	(27,670)	(16,782)
Common shares issued for cash on exercise of stock options (Note 12)	22,805	26,503
Interest and commitment fees paid	(36,878)	(20,623)
Restricted cash movement	(621)	(8,085)
Other	(1,512)	(1,556)
Cash (used) provided by financing activities	(220,509)	193,022
Investing activities
Purchase of non-controlling interest	(2,500)	(1,500)
Other	626	748
Cash used by investing activities	(273,468)	(346,843)
(Decrease) increase in cash and cash equivalents	(43,110)	1,179
Effect of exchange rate changes on cash and cash equivalents	(1,606)	1,618
Cash and cash equivalents, beginning of year	147,468	144,671
Cash and cash equivalents, end of year	102,752	147,468
Fekola
Investing activities
Expenditures on mining interests, prefeasibility and exploration and development	(14,246)	(8,441)
Otjikoto
Investing activities
Expenditures on mining interests, prefeasibility and exploration and development	(1,744)	(1,220)
Masbate
Investing activities
Expenditures on mining interests, prefeasibility and exploration and development	(4,941)	(4,668)
Libertad
Investing activities
Expenditures on mining interests, prefeasibility and exploration and development	(4,798)	(6,751)
Limon
Investing activities
Expenditures on mining interests, prefeasibility and exploration and development	(6,247)	(6,362)
Gramalote
Investing activities
Expenditures on mining interests, prefeasibility and exploration and development	(6,049)	(11,967)
Other
Investing activities
Expenditures on mining interests, prefeasibility and exploration and development	(60,138)	(53,673)
Lynn Lake Royalty
Investing activities
Cash proceeds from sale of Lynn Lake royalty, net of transaction costs (Note 8)	0	6,593
Mining property | Fekola
Investing activities
Fekola Mine, including sales proceeds net of pre-production costs	(68,520)	(153,431)
Mining property | Otjikoto
Investing activities
Expenditures on mining interests, development and sustaining capital	(50,831)	(41,172)
Mining property | Masbate
Investing activities
Expenditures on mining interests, development and sustaining capital	(47,905)	(52,587)
Mining property | Libertad
Investing activities
Expenditures on mining interests, development and sustaining capital	(16,143)	(23,806)
Mining property | Limon
Investing activities
Expenditures on mining interests, development and sustaining capital	$ (22,008)	$ (16,048)